UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Payments to suppliers and employees	$ (17,763,598)	$ (13,134,633)
Receipts from third-parties	29,325	500,000
Interest paid	(145,895)	(120,143)
Interest received	1,190,039	1,005,970
Income tax paid	(12,625)	0
Net cash flows used in operating activities	(16,702,754)	(11,748,806)
Investing activities
Purchase of property, plant and equipment	(14,415,687)	(4,067,215)
Proceeds from sale of property, plant and equipment	0	9,416
Purchases of intangible assets	(889,711)	(6,500,000)
Purchase of exploration and evaluation assets	(1,002,912)	(416,643)
Other investing	(73,694)	0
Net cash flows used in investing activities	(16,382,004)	(10,974,442)
Financing activities
Proceeds from issue of shares	46,283,511	71,043,301
Share issue costs	(1,744,944)	(2,563,410)
Repayment of borrowings	(351,043)	(3,129)
Payment of principal portion of lease liabilities	(263,121)	(270,541)
Net cash flows from financing activities	43,924,403	68,206,221
Net increase in cash and cash equivalents	10,839,645	45,482,973
Net foreign exchange differences	173,060	(1,514,470)
Cash and cash equivalents at beginning of the period	54,814,125	33,157,356
Cash and cash equivalents at the end of the period	65,826,830	77,125,859
Supplemental cash flow information:
Property, plant, equipment and intangible additions in accounts payable and other accrued liabilities	2,508,971	734,708
Insurance premiums financed	$ 1,056,797	$ 0